Consolidated Statements of Income	12 Months Ended
	Sep. 30, 2024 HKD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 HKD ($) $ / shares shares	Sep. 30, 2022 HKD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 182,164,539	$ 23,434,647	$ 163,690,966	$ 136,447,442
Cost of revenues	(134,568,099)	(17,311,579)	(115,648,013)	(97,220,327)
Gross profit	47,596,440	6,123,068	48,042,953	39,227,115
Operating expenses
Selling, general and administrative expenses	(36,028,548)	(4,634,910)	(36,805,428)	(30,539,155)
Losses on disposal of property and equipment	(636,289)	(81,856)	(485,957)	(1,862,704)
Income from operations	10,931,603	1,406,302	10,751,568	6,825,256
Other income (expenses)
Other income	1,219,376	156,867	1,445,506	3,576,366
Finance expenses	(189,749)	(24,410)	(55,080)	(82,843)
Other expenses				(96,028)
Total other income, net	1,029,627	132,457	1,390,426	3,397,495
Income before income tax expenses	11,961,230	1,538,759	12,141,994	10,222,751
Income tax expenses	(1,307,742)	(168,235)	(2,338,850)	(1,972,577)
Net income	10,653,488	1,370,524	9,803,144	8,250,174
Less: Net income attributable to non-controlling interests			(105,775)	(487,497)
Net income attributable to SU Group Holdings Limited’s ordinary shareholders	$ 10,653,488	$ 1,370,524	$ 9,697,369	$ 7,762,677
Net income per share
Net income per share, Basic (in Dollars per share and Dollars per share) | (per share)	$ 0.82	$ 0.11	$ 0.81	$ 0.65
Net income per share, Diluted (in Dollars per share and Dollars per share) | (per share)	$ 0.82	$ 0.11	$ 0.81	$ 0.65
Weighted average number of shares
Weighted average number of shares, Basic (in Shares)	13,027,752	13,027,752	12,000,000	12,000,000
Weighted average number of shares, Diluted (in Shares)	13,027,752	13,027,752	12,000,000	12,000,000